Fees Summary	Sep. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 618,204,359.88
Previously Paid Amount
Total Fee Amount	94,647.09
Total Offset Amount
Net Fee	$ 94,647.09